Accrued liabilities (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued liabilities
Note 5 - Accrued liabilities

Accrued liabilities consist of the following (in thousands):

	March 31, 2021	December 31, 2020
Accrued professional fees	$225	$704
Accrued sales tax	412	1,009
Accrued payroll and benefits	1,147	913
Accrued trade promotions	112	106
Accrued interest	24	86
Other	170	185
Total accrued liabilities	$2,090	$3,003

Note 7 – Accrued liabilities

Accrued liabilities consist of the following (in thousands):

	December 31, 2020	December 31, 2019
Accrued professional fees (1)	$704	$1,695
Accrued sales tax	1,009	1,233
Accrued payroll and benefits	913	994
Accrued trade promotions	106	357
Accrued dividends (2)	—	256
Accrued interest	86	109
Other	185	77
Total accrued liabilities	$3,003	$4,721

(1) The Company recognized a reduction in accrued legal fees related to a finalized settlement of amounts that were accrued for in 2019.
(2) Accrued dividends related to the Series E were less than $0.3 million as of December 31, 2019. In connection with the issuance of Series F Preferred Stock in October 2020, all accrued dividends were settled through the terms of the exchange agreement related to the Series E Preferred Stock. See "Note 13 - Redeemable convertible preferred stock" for additional information.